UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06279

Harris Associates Investment Trust
(Exact name of registrant as specified in charter)

111 South Wacker Drive, Suite 4600 Chicago, Illinois		60606-4319
(Address of principal executive offices)		(Zip code)

Kristi L. Rowsell Harris Associates L.P. 111 South Wacker Drive, Suite 4600 Chicago, Illinois 60606		Alan Goldberg K&L Gates LLP 70 West Madison Street, Suite 3100 Chicago, Illinois 60602
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 646-3600

Date of fiscal year end:	9/30/15

Date of reporting period:	6/30/15

Item 1. Schedule of Investments.

Oakmark Fund	June 30, 2015 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 93.2%
FINANCIALS — 28.2%
DIVERSIFIED FINANCIALS — 11.2%
The Goldman Sachs Group, Inc.	1,740	$363,295
Investment Banking & Brokerage
Capital One Financial Corp.	4,113	361,803
Consumer Finance
State Street Corp.	4,380	337,260
Asset Management & Custody Banks
Bank of New York Mellon Corp.	6,450	270,691
Asset Management & Custody Banks
Franklin Resources, Inc.	5,430	266,233
Asset Management & Custody Banks
American Express Co.	3,100	240,932
Consumer Finance
T Rowe Price Group, Inc.	2,350	182,665
Asset Management & Custody Banks
		2,022,879
BANKS — 9.8%
Bank of America Corp.	35,500	604,210
Diversified Banks
Citigroup, Inc.	8,330	460,149
Diversified Banks
JPMorgan Chase & Co.	6,140	416,046
Diversified Banks
Wells Fargo & Co.	5,290	297,510
Diversified Banks
		1,777,915
INSURANCE — 7.2%
American International Group, Inc.	7,305	451,595
Multi-line Insurance
Aflac, Inc.	5,070	315,354
Life & Health Insurance
Aon PLC	3,080	307,014
Insurance Brokers
Principal Financial Group, Inc.	4,609	236,412
Life & Health Insurance
		1,310,375
		5,111,169
INFORMATION TECHNOLOGY — 23.4%
SOFTWARE & SERVICES — 13.7%
MasterCard, Inc., Class A	4,850	453,378
Data Processing & Outsourced Services
Google, Inc., Class A (a)	812	438,295
Internet Software & Services
Oracle Corp.	9,445	380,633
Systems Software
Visa, Inc., Class A	5,280	354,552
Data Processing & Outsourced Services
Automatic Data Processing, Inc.	4,320	346,594
Data Processing & Outsourced Services
Microsoft Corp.	6,650	293,598
Systems Software
Accenture PLC, Class A	2,100	203,238
IT Consulting & Other Services
		2,470,288
TECHNOLOGY HARDWARE & EQUIPMENT — 5.4%
Apple, Inc.	2,807	352,068
Technology Hardware, Storage & Peripherals
TE Connectivity, Ltd.	5,036	323,792
Electronic Manufacturing Services
QUALCOMM, Inc.	4,845	303,442
Communications Equipment
		979,302
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.3%
Intel Corp.	11,580	352,206
Semiconductors
Texas Instruments, Inc.	5,565	286,653
Semiconductors
Applied Materials, Inc.	7,260	139,537
Semiconductor Equipment
		778,396
		4,227,986
CONSUMER DISCRETIONARY — 13.1%
MEDIA — 4.0%
News Corp., Class A (a)	19,708	287,539
Publishing
Comcast Corp., Class A	3,940	236,164
Cable & Satellite
Omnicom Group, Inc.	2,762	191,945
Advertising
		715,648
RETAILING — 3.9%
Amazon.com, Inc. (a)	919	398,929
Internet Retail
Liberty Interactive Corp. QVC Group, Class A (a)	10,891	302,222
Catalog Retail
		701,151
AUTOMOBILES & COMPONENTS — 3.1%
General Motors Co.	7,850	261,640
Automobile Manufacturers
Fiat Chrysler Automobiles N.V. (a)	12,000	174,360
Automobile Manufacturers
Harley-Davidson, Inc.	2,164	121,956
Motorcycle Manufacturers
		557,956
CONSUMER SERVICES — 1.1%
Las Vegas Sands Corp.	3,800	199,766
Casinos & Gaming
CONSUMER DURABLES & APPAREL — 1.0%
Whirlpool Corp.	1,100	190,355
Household Appliances
		2,364,876

	Shares	Value
Common Stocks — 93.2% (cont.)
INDUSTRIALS — 8.9%
CAPITAL GOODS — 6.0%
General Electric Co.	15,500	$411,835
Industrial Conglomerates
Caterpillar, Inc.	3,000	254,460
Construction Machinery & Heavy Trucks
Parker-Hannifin Corp.	1,925	223,935
Industrial Machinery
Precision Castparts Corp.	1,000	199,870
Aerospace & Defense
		1,090,100
TRANSPORTATION — 2.9%
FedEx Corp.	2,000	340,800
Air Freight & Logistics
Union Pacific Corp.	1,950	185,972
Railroads
		526,772
		1,616,872
CONSUMER STAPLES — 6.0%
FOOD, BEVERAGE & TOBACCO — 4.7%
General Mills, Inc.	5,820	324,291
Packaged Foods & Meats
Diageo PLC (b)	2,250	261,090
Distillers & Vintners
Nestle SA (b)	3,540	255,446
Packaged Foods & Meats
		840,827
HOUSEHOLD & PERSONAL PRODUCTS — 1.3%
Unilever PLC (b)	5,613	241,134
Personal Products
		1,081,961
ENERGY — 5.7%
Apache Corp.	8,275	476,889
Oil & Gas Exploration & Production
Halliburton Co.	4,500	193,815
Oil & Gas Equipment & Services
National Oilwell Varco, Inc.	3,040	146,771
Oil & Gas Equipment & Services
Chesapeake Energy Corp.	12,000	134,040
Oil & Gas Exploration & Production
Baker Hughes, Inc.	1,150	70,955
Oil & Gas Equipment & Services
		1,022,470
HEALTH CARE — 5.0%
HEALTH CARE EQUIPMENT & SERVICES — 3.5%
UnitedHealth Group, Inc.	2,590	315,980
Managed Health Care
Medtronic PLC	4,190	310,479
Health Care Equipment
		626,459
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 1.5%
Sanofi (b)	5,670	280,835
Pharmaceuticals
		907,294
MATERIALS — 2.9%
Monsanto Co.	3,550	378,394
Fertilizers & Agricultural Chemicals
Glencore PLC	38,040	152,595
Diversified Metals & Mining
		530,989
TOTAL COMMON STOCKS — 93.2% (Cost $12,748,915)		16,863,617

	Par Value	Value
SHORT TERM INVESTMENTS— 6.4%

REPURCHASE AGREEMENT — 3.1%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 06/30/15 due 07/01/15, repurchase price $569,022, collateralized by a United States Treasury Note, 2.250%, due 04/30/21, value plus accrued interest of $580,405 (Cost: $569,022)	$569,022	569,022

U.S. GOVERNMENT BILLS — 1.9%
United States Treasury Bills, 0.07% - 0.11%, due 09/10/15 - 11/05/15 (c) (Cost $349,920)	350,000	349,991

GOVERNMENT AND AGENCY SECURITIES — 1.4%
United States Treasury Floating Rate Note, 0.084%, due 04/30/16 (d) (Cost $250,000)	250,000	250,048
TOTAL SHORT TERM INVESTMENTS — 6.4% (Cost $1,168,942)		1,169,061
TOTAL INVESTMENTS — 99.6% (Cost $13,917,857)		18,032,678
Other Assets In Excess of Liabilities — 0.4%		71,905
TOTAL NET ASSETS — 100.0%		$18,104,583

(a)	Non-income producing security
(b)	Sponsored American Depositary Receipt
(c)	The rate shown represents the annualized yield at the time of purchase; not a coupon rate.
(d)	Floating Rate Note. Rate shown is as of June 30, 2015.

Oakmark Select Fund	June 30, 2015 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 95.6%
FINANCIALS — 41.0%
BANKS — 17.0%
Citigroup, Inc.	6,577	$363,313
Diversified Banks
Bank of America Corp.	20,979	357,056
Diversified Banks
JPMorgan Chase & Co.	5,230	354,385
Diversified Banks
		1,074,754
INSURANCE — 10.6%
American International Group, Inc.	6,145	379,896
Multi-line Insurance
FNF Group	7,901	292,266
Property & Casualty Insurance
		672,162
DIVERSIFIED FINANCIALS — 8.1%
Capital One Financial Corp.	3,050	268,309
Consumer Finance
Franklin Resources, Inc.	4,910	240,737
Asset Management & Custody Banks
		509,046
REAL ESTATE — 5.3%
CBRE Group, Inc., Class A (a)	8,964	331,668
Real Estate Services
		2,587,630
INFORMATION TECHNOLOGY — 23.9%
SOFTWARE & SERVICES — 15.3%
Google, Inc., Class A (a)	653	352,646
Internet Software & Services
MasterCard, Inc., Class A	3,720	347,746
Data Processing & Outsourced Services
Oracle Corp.	6,540	263,562
Systems Software
		963,954
TECHNOLOGY HARDWARE & EQUIPMENT — 5.5%
TE Connectivity, Ltd.	5,394	346,830
Electronic Manufacturing Services
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
Intel Corp.	6,447	196,085
Semiconductors
		1,506,869
CONSUMER DISCRETIONARY — 11.3%
RETAILING — 8.6%
Amazon.com, Inc. (a)	652	283,027
Internet Retail
Liberty Interactive Corp. QVC Group, Class A (a)	9,214	255,685
Catalog Retail
		538,712
AUTOMOBILES & COMPONENTS — 2.7%
Fiat Chrysler Automobiles N.V. (a)	11,870	172,478
Automobile Manufacturers
		711,190
ENERGY — 8.3%
Chesapeake Energy Corp.	25,700	287,069
Oil & Gas Exploration & Production
Apache Corp.	4,110	236,859
Oil & Gas Exploration & Production
		523,928
INDUSTRIALS — 4.4%
CAPITAL GOODS — 4.4%
General Electric Co.	10,500	278,985
Industrial Conglomerates
MATERIALS — 3.8%
Monsanto Co.	2,250	239,828
Fertilizers & Agricultural Chemicals
UTILITIES — 2.9%
Calpine Corp. (a)	10,004	179,979
Independent Power Producers & Energy Traders
TOTAL COMMON STOCKS — 95.6% (Cost $4,659,245)		6,028,409

	Par Value	Value

FIXED INCOME— 0.5%

CONVERTIBLE BOND — 0.5%
Fiat Chrysler Automobiles N.V., 7.875%, due 12/15/16 (Cost $34,575)	$25,779	32,513
TOTAL FIXED INCOME — 0.5% (Cost $34,575)		32,513

SHORT TERM INVESTMENTS— 3.6%

REPURCHASE AGREEMENT — 3.6%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 06/30/15 due 07/01/15, repurchase price $228,928, collateralized by United States Treasury Notes, 2.125% - 3.625%, due 01/31/21 - 02/15/21, aggregate value plus accrued interest of $233,509 (Cost: $228,928)	228,928	228,928
TOTAL SHORT TERM INVESTMENTS — 3.6% (Cost $228,928)		228,928
TOTAL INVESTMENTS — 99.7% (Cost $4,922,748)		6,289,850
Other Assets In Excess of Liabilities — 0.3%		19,777
TOTAL NET ASSETS — 100.0%		$6,309,627

(a)	Non-income producing security

Oakmark Equity and Income Fund	June 30, 2015 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 63.6%
FINANCIALS — 15.5%
BANKS — 5.9%
Bank of America Corp.	44,733	$761,353
Diversified Banks
Wells Fargo & Co.	4,326	243,294
Diversified Banks
U.S. Bancorp	4,461	193,600
Diversified Banks
		1,198,247
DIVERSIFIED FINANCIALS — 5.1%
TD Ameritrade Holding Corp.	12,006	442,076
Investment Banking & Brokerage
The Goldman Sachs Group, Inc.	1,208	252,218
Investment Banking & Brokerage
Bank of New York Mellon Corp.	5,340	224,139
Asset Management & Custody Banks
T Rowe Price Group, Inc.	1,290	100,295
Asset Management & Custody Banks
		1,018,728
INSURANCE — 4.5%
FNF Group	7,689	284,427
Property & Casualty Insurance
Principal Financial Group, Inc.	5,061	259,594
Life & Health Insurance
Reinsurance Group of America, Inc.	2,402	227,887
Reinsurance
Aflac, Inc.	2,077	129,177
Life & Health Insurance
		901,085
		3,118,060
INDUSTRIALS — 10.9%
CAPITAL GOODS — 9.2%
Dover Corp.	7,713	541,305
Industrial Machinery
Flowserve Corp.	6,678	351,653
Industrial Machinery
Rockwell Automation, Inc.	2,145	267,353
Electrical Components & Equipment
General Electric Co.	7,600	201,919
Industrial Conglomerates
Parker-Hannifin Corp.	1,638	190,543
Industrial Machinery
Precision Castparts Corp.	794	158,697
Aerospace & Defense
WESCO International, Inc. (a)	1,522	104,473
Trading Companies & Distributors
Blount International, Inc. (a)	2,263	24,716
Industrial Machinery
The Manitowoc Co., Inc.	864	16,934
Construction Machinery & Heavy Trucks
		1,857,593
TRANSPORTATION — 1.5%
Union Pacific Corp.	3,086	294,331
Railroads
COMMERCIAL & PROFESSIONAL SERVICES — 0.2%
Herman Miller, Inc.	1,402	40,548
Office Services & Supplies
		2,192,472
CONSUMER DISCRETIONARY — 10.4%
AUTOMOBILES & COMPONENTS — 6.3%
General Motors Co.	19,469	648,888
Automobile Manufacturers
BorgWarner, Inc.	5,699	323,914
Auto Parts & Equipment
Lear Corp.	2,613	293,323
Auto Parts & Equipment
Remy International, Inc.	394	8,706
Auto Parts & Equipment
		1,274,831
RETAILING — 3.4%
Foot Locker, Inc. (b)	7,348	492,409
Apparel Retail
HSN, Inc.	2,608	183,087
Catalog Retail
		675,496
CONSUMER DURABLES & APPAREL — 0.7%
Carter’s, Inc.	936	99,444
Apparel, Accessories & Luxury Goods
Kate Spade & Co. (a)	2,258	48,631
Apparel, Accessories & Luxury Goods
		148,075
		2,098,402
INFORMATION TECHNOLOGY — 9.3%
SOFTWARE & SERVICES — 6.5%
Oracle Corp.	17,795	717,139
Systems Software
MasterCard, Inc., Class A	4,399	411,207
Data Processing & Outsourced Services
Broadridge Financial Solutions, Inc.	3,578	178,911
Data Processing & Outsourced Services
		1,307,257
TECHNOLOGY HARDWARE & EQUIPMENT — 2.8%
TE Connectivity, Ltd.	8,052	517,763
Electronic Manufacturing Services
Knowles Corp. (a)	3,155	57,113
Electronic Components
		574,876
		1,882,133
CONSUMER STAPLES — 9.0%
FOOD, BEVERAGE & TOBACCO — 6.2%
Nestle SA (c)	7,993	576,775
Packaged Foods & Meats

	Shares	Value
Common Stocks — 63.6% (cont.)
Consumer Staples — 9.0% (cont.)
Food, Beverage & Tobacco — 6.2% (cont.)
Diageo PLC (c)	3,169	$367,733
Distillers & Vintners
Philip Morris International, Inc.	3,806	305,151
Tobacco
		1,249,659
FOOD & STAPLES RETAILING — 2.8%
CVS Health Corp.	5,285	554,307
Drug Retail
		1,803,966
ENERGY — 3.6%
National Oilwell Varco, Inc.	6,662	321,653
Oil & Gas Equipment & Services
Baker Hughes, Inc.	4,604	284,081
Oil & Gas Equipment & Services
Ultra Petroleum Corp. (a)	6,105	76,428
Oil & Gas Exploration & Production
Rowan Cos. PLC	1,903	40,170
Oil & Gas Drilling
		722,332
HEALTH CARE — 3.6%
HEALTH CARE EQUIPMENT & SERVICES — 3.1%
UnitedHealth Group, Inc.	2,997	365,663
Managed Health Care
Omnicare, Inc.	2,723	256,685
Health Care Services
		622,348
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.5%
Bruker Corp. (a)	4,814	98,248
Life Sciences Tools & Services
		720,596
MATERIALS — 1.3%
Glencore PLC	60,533	242,823
Diversified Metals & Mining
Southern Copper Corp.	693	20,384
Diversified Metals & Mining
		263,207
TOTAL COMMON STOCKS — 63.6% (Cost $8,464,260)		12,801,168

	Par Value	Value
FIXED INCOME— 15.2%
GOVERNMENT AND AGENCY SECURITIES — 7.9%
U.S. GOVERNMENT NOTES — 7.6%
1.375%, due 07/15/18, Inflation Indexed	$465,887	494,094
1.25%, due 07/15/20, Inflation Indexed	455,413	487,292
2.125%, due 01/15/19, Inflation Indexed	219,703	239,218
1.00%, due 09/30/16	199,380	200,891
2.00%, due 07/31/20	49,160	49,986
1.375%, due 06/30/18	24,575	24,842
0.75%, due 06/30/17	24,585	24,633
		1,520,956
U.S. GOVERNMENT AGENCIES — 0.3%
Federal Home Loan Bank, 1.65%, due 07/18/19	29,550	29,543
Federal National Mortgage Association, 1.25%, due 09/27/18	24,680	24,623
Federal National Mortgage Association, 1.25%, due 01/30/20	9,525	9,488
		63,654
Total Government and Agency Securities (Cost $1,511,787)		1,584,610

CORPORATE BONDS — 7.2%
Kinetic Concepts, Inc., 10.50%, due 11/01/18	47,940	51,177
Omega Healthcare Investors, Inc., 6.75%, due 10/15/22	45,079	47,220
JPMorgan Chase & Co., 3.15%, due 07/05/16	44,592	45,495
Mondelez International, Inc., 4.125%, due 02/09/16	43,567	44,395
General Motors Co., 4.875%, due 10/02/23	41,400	43,647
Omega Healthcare Investors, Inc., 5.875%, due 03/15/24	35,457	37,717
The Manitowoc Co., Inc., 8.50%, due 11/01/20	35,655	37,661
Ultra Petroleum Corp., 144A, 5.75%, due 12/15/18 (d)	37,809	36,297
The William Carter Co., 5.25%, due 08/15/21	35,137	36,015
Credit Suisse Group AG, 144A, 7.50% (d) (e) (f)	30,000	31,236
Live Nation Entertainment, Inc., 144A, 7.00%, due 09/01/20 (d)	28,930	30,738
Omnicom Group, Inc., 3.625%, due 05/01/22	30,425	30,602
General Motors Co., 3.50%, due 10/02/18	29,525	30,485
1011778 BC ULC / New Red Finance Inc., 144A, 6.00%, due 04/01/22 (d)	29,500	30,311
CVS Health Corp., 4.00%, due 12/05/23	29,325	30,292
Toyota Motor Credit Corp., 1.45%, due 01/12/18	29,495	29,523
Credit Suisse New York, 1.75%, due 01/29/18	24,700	24,604
Penn National Gaming, Inc., 5.875%, due 11/01/21	23,704	23,882

	Par Value	Value
Fixed Income — 15.2% (cont.)
Corporate Bonds — 7.2% (cont.)
Whirlpool Corp., 7.75%, due 07/15/16	$22,256	$23,744
Glencore Canada Corp., 6.00%, due 10/15/15	21,915	22,201
Activision Blizzard, Inc., 144A, 5.625%, due 09/15/21 (d)	20,965	21,961
Bank of America Corp., 3.75%, due 07/12/16	20,295	20,805
Delphi Corp., 5.00%, due 02/15/23	18,784	20,005
JPMorgan Chase Bank NA, 0.686%, due 06/14/17 (e)	19,750	19,746
JPMorgan Chase & Co., 1.70%, due 03/01/18	19,665	19,596
Lam Research Corp., 2.75%, due 03/15/20	19,660	19,525
Scientific Games International, Inc., 10.00%, due 12/01/22	19,665	18,829
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.00%, due 03/01/21	16,710	18,095
Dollar General Corp., 4.125%, due 07/15/17	17,095	17,876
Ultra Petroleum Corp., 144A, 6.125%, due 10/01/24 (d)	19,665	17,256
Valeant Pharmaceuticals International Inc, 144A, 5.625%, due 12/01/21 (d)	16,370	16,738
Anthem, Inc., 5.875%, due 06/15/17	15,150	16,452
Aon Corp., 5.00%, due 09/30/20	14,745	16,267
Anadarko Petroleum Corp., 5.95%, due 09/15/16	15,197	16,032
Kinetic Concepts, Inc., 12.50%, due 11/01/19	14,360	15,509
Medtronic Inc., 144A, 3.15%, due 03/15/22 (d)	14,750	14,816
Zimmer Biomet Holdings, Inc., 1.45%, due 04/01/17	14,750	14,755
Activision Blizzard, Inc., 144A, 6.125%, due 09/15/23 (d)	13,615	14,602
Zayo Group LLC / Zayo Capital Inc, 144A, 6.00%, due 04/01/23 (d)	14,745	14,564
International Game Technology PLC, 144A, 6.25%, due 02/15/22 (d)	14,800	14,134
International Game Technology PLC, 144A, 6.50%, due 02/15/25 (d)	14,800	13,690
Royal Caribbean Cruises, Ltd., 7.25%, due 06/15/16	12,688	13,245
CBRE Services, Inc., 5.00%, due 03/15/23	12,429	12,553
GLP Capital, LP / GLP Financing II, Inc., 5.375%, due 11/01/23	12,000	12,330
Thermo Fisher Scientific, Inc., 3.20%, due 03/01/16	12,119	12,306
BorgWarner, Inc., 4.625%, due 09/15/20	10,810	11,852
Valeant Pharmaceuticals International, 144A, 6.375%, due 10/15/20 (d)	10,540	11,100
Bank of America Corp., 5.25%, due 12/01/15	10,778	10,966
Howard Hughes Corp., 144A, 6.875%, due 10/01/21 (d)	10,000	10,600
Thermo Fisher Scientific, Inc., 2.25%, due 08/15/16	10,169	10,272
Six Flags Entertainment Corp., 144A, 5.25%, due 01/15/21 (d)	9,970	10,194
GLP Capital, LP / GLP Financing II, Inc., 4.875%, due 11/01/20	10,000	10,175
Kellogg Co., 4.45%, due 05/30/16	9,835	10,141
CNO Financial Group, Inc., 4.50%, due 05/30/20	9,830	9,977
Chevron Corp., 1.365%, due 03/02/18	9,835	9,831
International Game Technology PLC, 144A, 5.625%, due 02/15/20 (d)	9,800	9,579
Tempur Sealy International, Inc., 6.875%, due 12/15/20	8,819	9,348
Sirius XM Radio Inc, 144A, 5.25%, due 08/15/22 (d)	8,895	9,295
Health Net, Inc., 6.375%, due 06/01/17	8,680	9,179
Apache Corp., 5.625%, due 01/15/17	7,908	8,387
Glencore Funding LLC, 144A, 1.70%, due 05/27/16 (d)	8,060	8,069
E*TRADE Financial Corp., 4.625%, due 09/15/23	7,865	7,727
Omnicare, Inc., 5.00%, due 12/01/24	6,880	7,396
Quiksilver, Inc. / QS Wholesale, Inc., 144A, 7.875%, due 08/01/18 (d)	8,630	7,379
McGraw Hill Financial Inc, 144A, 4.00%, due 06/15/25 (d)	7,320	7,313
Omnicare, Inc., 4.75%, due 12/01/22	6,880	7,293
Omnicom Group, Inc., 5.90%, due 04/15/16	6,862	7,113
Scientific Games International, Inc., 144A, 7.00%, due 01/01/22 (d)	6,885	7,109
Concho Resources, Inc., 5.50%, due 10/01/22	6,980	6,945
Whirlpool Corp., 6.50%, due 06/15/16	6,610	6,940
Level 3 Financing Inc, 144A, 5.125%, due 05/01/23 (d)	6,895	6,723

	Par Value	Value
Fixed Income — 15.2% (cont.)
Corporate Bonds — 7.2% (cont.)
Credit Suisse Group AG, 144A, 6.25% (d) (e) (f)	$7,000	$6,711
Level 3 Financing Inc, 144A, 5.375%, due 05/01/25 (d)	6,895	6,645
Reynolds American, Inc., 6.75%, due 06/15/17	5,900	6,447
CNO Financial Group, Inc., 5.25%, due 05/30/25	5,895	5,990
Glencore Finance Canada, Ltd., 144A, 3.60%, due 01/15/17 (d)	5,590	5,738
Bank of America Corp., 5.625%, due 10/14/16	5,285	5,571
Quest Diagnostics, Inc., 4.70%, due 04/01/21	5,128	5,546
Serta Simmons Holdings LLC, 144A, 8.125%, due 10/01/20 (d)	4,990	5,264
Foot Locker, Inc., 8.50%, due 01/15/22 (b)	4,340	5,165
GLP Capital, LP / GLP Financing II, Inc., 4.375%, due 11/01/18	5,000	5,131
Penske Truck Leasing Co., LP / PTL Finance Corp, 144A, 3.75%, due 05/11/17 (d)	4,920	5,090
CBRE Services, Inc., 5.25%, due 03/15/25	4,915	5,087
E*TRADE Financial Corp., 5.375%, due 11/15/22	4,910	5,033
The Goldman Sachs Group, Inc., 0.954%, due 05/22/17 (e)	5,000	5,000
Quiksilver, Inc. / QS Wholesale, Inc., 10.00%, due 08/01/20	10,810	4,000
Scripps Networks Interactive, Inc., 2.80%, due 06/15/20	3,930	3,872
Zayo Group LLC / Zayo Capital, Inc., 10.125%, due 07/01/20	3,445	3,847
Omnicom Group, Inc., 6.25%, due 07/15/19	2,950	3,377
Family Tree Escrow LLC, 144A, 5.75%, due 03/01/23 (d)	2,950	3,083
Medtronic Inc., 144A, 1.50%, due 03/15/18 (d)	2,950	2,943
CVS Health Corp., 2.25%, due 08/12/19	2,884	2,871
Boston Scientific Corp., 5.125%, due 01/12/17	2,546	2,681
The Goldman Sachs Group, Inc., 5.625%, due 01/15/17	2,095	2,218
Valeant Pharmaceuticals International, 144A, 6.75%, due 08/15/21 (d)	1,960	2,043
Live Nation Entertainment, Inc., 144A, 5.375%, due 06/15/22 (d)	2,000	2,000
Tyco Electronics Group SA, 6.55%, due 10/01/17	1,385	1,537
Family Tree Escrow LLC, 144A, 5.25%, due 03/01/20 (d)	1,000	1,046
Centene Corp., 4.75%, due 05/15/22	1,000	1,030
Post Holdings, Inc., 7.375%, due 02/15/22	1,000	1,017
Tribune Media Co., 144A, 5.875%, due 07/15/22 (d)	1,000	1,007
Post Holdings, Inc., 144A, 6.75%, due 12/01/21 (d)	1,000	1,000
The Goldman Sachs Group, Inc., 2.55%, due 10/23/19	980	982
Ventas Realty, LP REIT, 3.50%, due 02/01/25	1,000	961
Valeant Pharmaceuticals International, Inc., 144A, 5.875%, due 05/15/23 (d)	500	513
Hologic, Inc., 6.25%, due 08/01/20	250	259
Valeant Pharmaceuticals International, Inc., 144A, 6.125%, due 04/15/25 (d)	250	257
Total Corporate Bonds (Cost $1,450,312)		1,450,794

ASSET BACKED SECURITIES — 0.1%
Cabela’s Master Credit Card Trust, 144A, 0.736%, due 10/15/19 (d) (e) (Cost $11,450)	11,450	11,487
TOTAL FIXED INCOME — 15.2% (Cost $2,973,549)		3,046,891

SHORT TERM INVESTMENTS— 21.9%

COMMERCIAL PAPER — 17.0%
Toyota Motor Credit Corp., 0.10% - 0.20%, due 07/13/15 - 09/22/15 (g)	1,125,000	1,124,869
MetLife Short Term Funding LLC, 144A, 0.13% - 0.19%, due 07/01/15 - 09/24/15 (d) (g)	500,076	500,019
BMW US Capital LLC, 144A, 0.12% - 0.14%, due 07/13/15 - 09/28/15 (d) (g)	476,000	475,915
American Honda Finance Corp., 0.12% - 0.15%, due 07/06/15 - 09/04/15 (g)	212,073	212,040
Philip Morris International, Inc., 144A, 0.10% - 0.12%, due 07/20/15 - 09/23/15 (d) (g)	199,000	198,925
Kellogg Co., 144A, 0.30% - 0.39%, due 07/06/15 - 07/21/15 (d) (g)	188,000	187,979
State Street Corp., 0.20%, due 09/14/15 - 09/23/15 (g)	125,000	124,936
General Mills, Inc., 144A, 0.20% - 0.24%, due 07/01/15 - 07/10/15 (d) (g)	122,000	121,995

	Par Value	Value
Short Term Investments — 21.9% (cont.)
Commercial Paper — 17.0% (cont.)
John Deere Capital Co., 144A, 0.11% - 0.12%, due 07/22/15 - 07/24/15 (d) (g)	$100,000	$99,993
Anthem, Inc., 144A, 0.23% - 0.36%, due 07/01/15 - 08/14/15 (d) (g)	100,000	99,991
General Electric Capital Corp., 0.12%, due 09/10/15 - 09/16/15 (g)	100,000	99,974
J.P. Morgan Securities LLC, 144A, 0.32%, due 11/02/15 - 11/04/15 (d) (g)	100,000	99,900
J.P. Morgan Securities LLC, 0.23%, due 09/08/15 (g)	41,600	41,583
BP Capital Markets PLC, 144A, 0.60% - 0.63%, due 10/16/15 - 11/02/15 (d) (g)	40,750	40,721
Total Commercial Paper (Cost $3,428,845)		3,428,840

REPURCHASE AGREEMENT — 2.6%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 06/30/15 due 07/01/15, repurchase price $529,394, collateralized by United States Treasury Notes, 2.000% - 3.125%, due 04/30/21 - 05/31/21, aggregate value plus accrued interest of $539,986 (Cost: $529,394)	529,394	529,394

CORPORATE BONDS — 2.3%
ConAgra Foods, Inc., 1.30%, due 01/25/16	38,723	38,728
The Goldman Sachs Group, Inc., 5.35%, due 01/15/16	33,875	34,683
Amazon.com, Inc., 0.65%, due 11/27/15	30,784	30,785
AbbVie, Inc., 1.20%, due 11/06/15	30,590	30,618
Bank of America Corp., 1.50%, due 10/09/15	27,245	27,308
Royal Caribbean Cruises, Ltd., 11.875%, due 07/15/15	26,550	26,663
American International Group, Inc., 5.05%, due 10/01/15	25,655	25,914
Ford Motor Credit Co. LLC, 5.625%, due 09/15/15	22,850	23,058
Altria Group, Inc., 4.125%, due 09/11/15	21,335	21,455
Aon Corp., 3.125%, due 05/27/16	19,920	20,318
Mohawk Industries, Inc., 6.125%, due 01/15/16	19,386	19,893
The Goldman Sachs Group, Inc., 1.60%, due 11/23/15	19,660	19,728
JPMorgan Chase & Co., 1.10%, due 10/15/15	18,438	18,455
Morgan Stanley, 3.45%, due 11/02/15	17,280	17,437
Willis North America, Inc., 5.625%, due 07/15/15	14,005	14,030
JPMorgan Chase & Co., 5.15%, due 10/01/15	13,323	13,446
Yum! Brands, Inc., 6.25%, due 04/15/16	12,685	13,177
SunTrust Bank, 0.572%, due 08/24/15 (e)	11,470	11,469
Capital One Financial Corp., 1.00%, due 11/06/15	10,792	10,776
The Goldman Sachs Group, Inc., 3.70%, due 08/01/15	10,030	10,056
Morgan Stanley, 1.75%, due 02/25/16	9,830	9,870
Texas Instruments, Inc., 0.45%, due 08/03/15	9,835	9,837
The Bear Stearns Cos. LLC, 5.30%, due 10/30/15	8,675	8,799
Willis Group Holdings PLC, 4.125%, due 03/15/16	6,490	6,622
Bank of America Corp., 5.30%, due 09/30/15	3,230	3,264
ConAgra Foods, Inc., 1.35%, due 09/10/15	2,572	2,573
Bank of America Corp., 7.75%, due 08/15/15	1,720	1,734
Total Corporate Bonds (Cost $470,992)		470,696
TOTAL SHORT TERM INVESTMENTS — 21.9% (Cost $4,429,231)		4,428,930
TOTAL INVESTMENTS — 100.7% (Cost $15,867,040)		20,276,989
Liabilities In Excess of Other Assets — (0.7)%		(135,688)
NET ASSETS — 100.0%		$20,141,301

(a)	Non-income producing security
(b)	See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.
(c)	Sponsored American Depositary Receipt
(d)	See Note 1 in the Notes to Schedules of Investments regarding restricted securities. These securities may be resold subject to restrictions on resale under federal securities law.
(e)	Floating Rate Note. Rate shown is as of June 30, 2015.
(f)	Security is perpetual and has no stated maturity date.
(g)	The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

OAKMARK GLOBAL FUND

Global Diversification —June 30, 2015 (Unaudited)

			% of Equity Investments
North America 43.4%
		United States	43.4%
Europe 43.1%
		Switzerland	21.1%
	*	Netherlands	7.1%
	*	Germany	5.9%
	*	France	5.0%
		United Kingdom	4.0%
Asia 10.5%
		Japan	7.5%
		South Korea	3.0%
Australasia 3.0%
		Australia	3.0%

*       Euro currency countries comprise 18.0% of equity investments.

Oakmark Global Fund	June 30, 2015 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 98.1%
FINANCIALS — 30.1%
DIVERSIFIED FINANCIALS — 16.1%
Credit Suisse Group AG (Switzerland)	7,959	$218,773
Diversified Capital Markets
Julius Baer Group, Ltd. (Switzerland)	2,874	161,252
Asset Management & Custody Banks
Daiwa Securities Group, Inc. (Japan)	12,861	96,385
Investment Banking & Brokerage
Franklin Resources, Inc. (United States)	1,697	83,184
Asset Management & Custody Banks
		559,594
BANKS — 10.6%
Bank of America Corp. (United States)	7,725	131,485
Diversified Banks
BNP Paribas SA (France)	2,022	122,072
Diversified Banks
Citigroup, Inc. (United States)	2,064	114,015
Diversified Banks
		367,572
INSURANCE — 3.4%
Allianz SE (Germany)	770	119,939
Multi-line Insurance
		1,047,105
INFORMATION TECHNOLOGY — 22.2%
TECHNOLOGY HARDWARE & EQUIPMENT — 9.6%
TE Connectivity, Ltd. (Switzerland)	2,162	139,036
Electronic Manufacturing Services
Samsung Electronics Co., Ltd. (South Korea)	89	101,439
Technology Hardware, Storage & Peripherals
Hirose Electric Co., Ltd. (Japan)	401	57,423
Electronic Components
Itron, Inc. (United States) (a)	1,016	34,981
Electronic Equipment & Instruments
		332,879
SOFTWARE & SERVICES — 8.8%
MasterCard, Inc., Class A (United States)	1,148	107,305
Data Processing & Outsourced Services
Oracle Corp. (United States)	2,523	101,689
Systems Software
Google, Inc., Class C (United States) (a)	184	95,828
Internet Software & Services
		304,822
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.8%
Applied Materials, Inc. (United States)	3,478	66,855
Semiconductor Equipment
Intel Corp. (United States)	2,183	66,399
Semiconductors
		133,254
		770,955
CONSUMER DISCRETIONARY — 16.0%
AUTOMOBILES & COMPONENTS — 8.6%
General Motors Co. (United States)	3,465	115,492
Automobile Manufacturers
Toyota Motor Corp. (Japan)	1,537	103,039
Automobile Manufacturers
Daimler AG (Germany)	900	81,933
Automobile Manufacturers
		300,464
MEDIA — 4.4%
The Interpublic Group of Cos., Inc. (United States)	5,521	106,395
Advertising
Live Nation Entertainment, Inc. (United States) (a)	1,622	44,601
Movies & Entertainment
		150,996
CONSUMER DURABLES & APPAREL — 3.0%
Cie Financiere Richemont SA (Switzerland)	1,274	103,596
Apparel, Accessories & Luxury Goods
		555,056
INDUSTRIALS — 11.3%
CAPITAL GOODS — 7.8%
CNH Industrial N.V. (Netherlands)	15,737	143,516
Agricultural & Farm Machinery
Koninklijke Philips NV (Netherlands)	2,583	65,701
Industrial Conglomerates
Smiths Group PLC (UK)	2,395	42,483
Industrial Conglomerates
USG Corp. (United States) (a)	777	21,582
Building Products
		273,282
TRANSPORTATION — 3.5%
Union Pacific Corp. (United States)	948	90,411
Railroads
Kuehne + Nagel International AG (Switzerland)	235	31,246
Marine
		121,657
		394,939
HEALTH CARE — 5.7%
HEALTH CARE EQUIPMENT & SERVICES — 5.7%
Tenet Healthcare Corp. (United States) (a)	1,735	100,409
Health Care Facilities
Health Net, Inc. (United States) (a)	1,546	99,104
Managed Health Care
		199,513
CONSUMER STAPLES — 5.1%
FOOD, BEVERAGE & TOBACCO — 5.1%
Diageo PLC (UK)	3,238	93,670
Distillers & Vintners

	Shares	Value
Common Stocks — 98.1% (cont.)
Consumer Staples — 5.1% (cont.)
Food, Beverage & Tobacco — 5.1% (cont.)
Danone SA (France)	754	$48,773
Packaged Foods & Meats
Nestle SA (Switzerland)	463	33,405
Packaged Foods & Meats
		175,848
MATERIALS — 3.9%
Incitec Pivot, Ltd. (Australia)	34,715	103,121
Diversified Chemicals
Holcim, Ltd. (Switzerland)	438	32,354
Construction Materials
		135,475
ENERGY — 3.8%
National Oilwell Varco, Inc. (United States)	1,210	58,424
Oil & Gas Equipment & Services
Chesapeake Energy Corp. (United States)	3,677	41,073
Oil & Gas Exploration & Production
Fugro NV (Netherlands) (a)	1,569	34,385
Oil & Gas Equipment & Services
		133,882
TOTAL COMMON STOCKS — 98.1% (Cost $2,891,075)		3,412,773

	Par Value	Value

SHORT TERM INVESTMENT— 2.2%

REPURCHASE AGREEMENT — 2.2%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 06/30/15 due 07/01/15, repurchase price $75,434, collateralized by a United States Treasury Note, 2.125%, due 12/31/21, value plus accrued interest of $76,943 (Cost: $75,434)	$75,434	75,434
TOTAL SHORT TERM INVESTMENTS — 2.2% (Cost $75,434)		75,434
TOTAL INVESTMENTS — 100.3% (Cost $2,966,509)		3,488,207
Liabilities In Excess of Other Assets — (0.3)%		(9,017)
Foreign Currencies (Cost $0) — 0.0% (b)		0	(c)
TOTAL NET ASSETS — 100.0%		$3,479,190

(a)     Non-income producing security

(b)     Amount rounds to less than 0.1%.

(c)     Amount rounds to less than $1,000.

OAKMARK GLOBAL SELECT FUND

Global Diversification —June 30, 2015 (Unaudited)

			% of Equity Investments
Europe 48.2%
		Switzerland	23.1%
	*	France	9.1%
	*	Netherlands	5.9%
		United Kingdom	5.1%
	*	Germany	5.0%
North America 42.5%
		United States	42.5%
Asia 9.3%
		South Korea	4.7%
		Japan	4.6%

*       Euro currency countries comprise 20.0% of equity investments.

Oakmark Global Select Fund	June 30, 2015 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 95.3%
FINANCIALS — 26.0%
BANKS — 10.4%
JPMorgan Chase & Co. (United States)	1,722	$116,683
Diversified Banks
Bank of America Corp. (United States)	6,237	106,154
Diversified Banks
		222,837
DIVERSIFIED FINANCIALS — 10.3%
Credit Suisse Group AG (Switzerland)	4,654	127,931
Diversified Capital Markets
Daiwa Securities Group, Inc. (Japan)	12,452	93,320
Investment Banking & Brokerage
		221,251
INSURANCE — 5.3%
American International Group, Inc. (United States)	1,822	112,636
Multi-line Insurance
		556,724
INFORMATION TECHNOLOGY — 23.5%
SOFTWARE & SERVICES — 14.3%
Google, Inc., Class A (United States) (a)	218	117,459
Internet Software & Services
MasterCard, Inc., Class A (United States)	1,100	102,828
Data Processing & Outsourced Services
Oracle Corp. (United States)	2,150	86,645
Systems Software
		306,932
TECHNOLOGY HARDWARE & EQUIPMENT — 9.2%
TE Connectivity, Ltd. (Switzerland)	1,554	99,916
Electronic Manufacturing Services
Samsung Electronics Co., Ltd. (South Korea)	84	95,914
Technology Hardware, Storage & Peripherals
		195,830
		502,762
CONSUMER DISCRETIONARY — 20.4%
CONSUMER DURABLES & APPAREL — 9.1%
Kering SA (France)	559	99,859
Apparel, Accessories & Luxury Goods
Cie Financiere Richemont SA (Switzerland)	1,183	96,243
Apparel, Accessories & Luxury Goods
		196,102
RETAILING — 6.5%
Amazon.com, Inc. (United States) (a)	319	138,475
Internet Retail
AUTOMOBILES & COMPONENTS — 4.8%
Daimler AG (Germany)	1,130	102,839
Automobile Manufacturers
		437,416
CONSUMER STAPLES — 8.9%
FOOD, BEVERAGE & TOBACCO — 8.9%
Diageo PLC (UK)	3,625	104,856
Distillers & Vintners
Danone SA (France)	1,325	85,660
Packaged Foods & Meats
		190,516
INDUSTRIALS — 8.8%
CAPITAL GOODS — 5.6%
CNH Industrial N.V. (Netherlands)	13,078	119,260
Agricultural & Farm Machinery
TRANSPORTATION — 3.2%
Kuehne + Nagel International AG (Switzerland)	523	69,407
Marine
		188,667
ENERGY — 4.0%
Apache Corp. (United States)	1,500	86,445
Oil & Gas Exploration & Production
MATERIALS — 3.7%
Holcim, Ltd. (Switzerland)	1,069	78,915
Construction Materials
TOTAL COMMON STOCKS — 95.3% (Cost $1,861,559)		2,041,445

	Par Value	Value

SHORT TERM INVESTMENTS— 4.8%

REPURCHASE AGREEMENT — 4.8%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 06/30/15 due 07/01/15, repurchase price $102,558, collateralized by a United States Treasury Note, 2.125%, due 12/31/21, value plus accrued interest of $104,610 (Cost: $102,558)	$102,558	102,558
TOTAL SHORT TERM INVESTMENTS — 4.8% (Cost $102,558)		102,558
TOTAL INVESTMENTS — 100.1% (Cost $1,964,117)		2,144,003
Liabilities In Excess of Other Assets — (0.1)%		(2,219)
TOTAL NET ASSETS — 100.0%		$2,141,784

(a)           Non-income producing security

OAKMARK INTERNATIONAL FUND

Global Diversification —June 30, 2015 (Unaudited)

			% of Equity Investments
Europe 76.2%
		Switzerland	18.0%
	*	France	15.0%
		United Kingdom	14.2%
	*	Germany	11.6%
	*	Netherlands	6.6%
	*	Italy	5.8%
		Sweden	2.8%
	*	Ireland	2.2%
Asia 20.0%
		Japan	15.0%
		South Korea	3.4%
		Hong Kong	1.6%
Australasia 3.6%
		Australia	3.6%
Middle East 0.2%
		Israel	0.2%

*       Euro currency countries comprise 41.2% of equity investments.

Oakmark International Fund	June 30, 2015 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 95.1%
FINANCIALS — 28.5%
DIVERSIFIED FINANCIALS — 12.2%
Credit Suisse Group AG (Switzerland)	54,354	$1,494,092
Diversified Capital Markets
Nomura Holdings, Inc. (Japan)	105,530	716,206
Investment Banking & Brokerage
Daiwa Securities Group, Inc. (Japan)	87,280	654,110
Investment Banking & Brokerage
Exor SPA (Italy)	9,555	456,121
Multi-Sector Holdings
Schroders PLC (UK)	7,239	361,234
Asset Management & Custody Banks
Schroders PLC, Non-Voting (UK)	31	1,200
Asset Management & Custody Banks
		3,682,963
BANKS — 8.7%
BNP Paribas SA (France)	21,452	1,295,050
Diversified Banks
Lloyds Banking Group PLC (UK)	511,060	684,480
Diversified Banks
Intesa Sanpaolo SPA (Italy)	182,664	662,248
Diversified Banks
		2,641,778
INSURANCE — 7.6%
Allianz SE (Germany)	7,464	1,162,539
Multi-line Insurance
Willis Group Holdings PLC (UK) (b)	14,917	699,613
Insurance Brokers
AMP, Ltd. (Australia)	90,656	421,073
Life & Health Insurance
		2,283,225
		8,607,966
CONSUMER DISCRETIONARY — 27.4%
AUTOMOBILES & COMPONENTS — 13.5%
Honda Motor Co., Ltd. (Japan)	34,377	1,112,755
Automobile Manufacturers
Toyota Motor Corp. (Japan)	16,568	1,110,490
Automobile Manufacturers
Bayerische Motoren Werke (BMW) AG (Germany)	8,827	966,124
Automobile Manufacturers
Daimler AG (Germany)	9,823	894,062
Automobile Manufacturers
		4,083,431
CONSUMER DURABLES & APPAREL — 10.7%
Cie Financiere Richemont SA (Switzerland)	12,347	1,004,328
Apparel, Accessories & Luxury Goods
Kering SA (France)	4,718	842,438
Apparel, Accessories & Luxury Goods
Prada SPA (Italy)	111,286	534,785
Apparel, Accessories & Luxury Goods
LVMH Moet Hennessy Louis Vuitton SE (France)	2,395	419,653
Apparel, Accessories & Luxury Goods
Christian Dior SE (France)	939	183,212
Apparel, Accessories & Luxury Goods
Swatch Group AG, Bearer Shares (Switzerland)	401	155,968
Apparel, Accessories & Luxury Goods
adidas AG (Germany)	1,052	80,476
Apparel, Accessories & Luxury Goods
		3,220,860
CONSUMER SERVICES — 1.5%
Melco Crown Entertainment, Ltd. (Hong Kong) (c)	23,446	460,251
Casinos & Gaming
MEDIA — 1.3%
WPP PLC (UK)	14,015	314,025
Advertising
Publicis Groupe SA (France)	920	68,014
Advertising
		382,039
RETAILING — 0.4%
Hennes & Mauritz AB (H&M) - Class B (Sweden)	3,386	130,366
Apparel Retail
		8,276,947
INDUSTRIALS — 18.3%
CAPITAL GOODS — 12.5%
CNH Industrial N.V. (Netherlands) (b)	93,721	854,684
Agricultural & Farm Machinery
Koninklijke Philips NV (Netherlands)	30,033	764,066
Industrial Conglomerates
SKF AB (Sweden) (b)	19,908	454,115
Industrial Machinery
Smiths Group PLC (UK) (b)	22,771	403,944
Industrial Conglomerates
Safran SA (France)	5,050	342,247
Aerospace & Defense
Schindler Holding AG (Switzerland) (b)	1,667	272,557
Industrial Machinery
Meggitt PLC (UK) (b)	35,370	259,204
Aerospace & Defense
Komatsu, Ltd. (Japan)	9,237	185,444
Construction Machinery & Heavy Trucks
Atlas Copco AB, Series B (Sweden)	6,141	152,962
Industrial Machinery
Wolseley PLC (UK)	1,109	70,821
Trading Companies & Distributors
		3,760,044
COMMERCIAL & PROFESSIONAL SERVICES — 4.1%
Experian PLC (Ireland)	34,495	628,182
Research & Consulting Services
Adecco SA (Switzerland)	3,038	246,589
Human Resource & Employment Services

	Shares	Value
Common Stocks — 95.1% (cont.)
Industrials — 18.3% (cont.)
Commercial & Professional Services — 4.1% (cont.)
Bureau Veritas SA (France)	5,021	$115,645
Research & Consulting Services
Secom Co., Ltd. (Japan)	1,623	105,388
Security & Alarm Services
Meitec Corp. (Japan) (b)	1,934	72,041
Research & Consulting Services
G4S PLC (UK)	16,963	71,591
Security & Alarm Services
		1,239,436
TRANSPORTATION — 1.7%
Kuehne + Nagel International AG (Switzerland)	3,874	514,160
Marine
		5,513,640
CONSUMER STAPLES — 8.5%
FOOD, BEVERAGE & TOBACCO — 8.5%
Diageo PLC (UK)	29,085	841,345
Distillers & Vintners
Danone SA (France)	10,045	649,409
Packaged Foods & Meats
Nestle SA (Switzerland)	6,484	468,098
Packaged Foods & Meats
Pernod Ricard SA (France)	3,504	404,660
Distillers & Vintners
Heineken Holdings NV (Netherlands)	1,922	134,891
Brewers
Swedish Match AB (Sweden)	2,741	77,977
Tobacco
		2,576,380
MATERIALS — 5.8%
Orica, Ltd. (Australia) (b)	37,166	610,211
Commodity Chemicals
Holcim, Ltd. (Switzerland)	8,242	608,295
Construction Materials
Glencore PLC (Switzerland)	99,946	400,923
Diversified Metals & Mining
Akzo Nobel NV (Netherlands)	1,805	131,357
Specialty Chemicals
		1,750,786
INFORMATION TECHNOLOGY — 4.6%
TECHNOLOGY HARDWARE & EQUIPMENT — 3.7%
Samsung Electronics Co., Ltd. (South Korea)	866	984,509
Technology Hardware, Storage & Peripherals
OMRON Corp. (Japan)	2,764	120,136
Electronic Components
		1,104,645
SOFTWARE & SERVICES — 0.9%
SAP SE (Germany)	3,221	224,758
Application Software
Check Point Software Technologies, Ltd. (Israel) (a)	651	51,763
Systems Software
		276,521
		1,381,166
HEALTH CARE — 2.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 1.3%
GlaxoSmithKline PLC (UK)	17,990	373,828
Pharmaceuticals
HEALTH CARE EQUIPMENT & SERVICES — 0.7%
Olympus Corp. (Japan)	6,385	220,699
Health Care Equipment
		594,527
TOTAL COMMON STOCKS — 95.1% (Cost $27,116,581)		28,701,412

	Par Value	Value

SHORT TERM INVESTMENTS— 5.0%

REPURCHASE AGREEMENT — 3.1%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 06/30/15 due 07/01/15, repurchase price $923,959, collateralized by United States Treasury Notes, 2.250%, due 03/31/21 - 04/30/21, aggregate value plus accrued interest of $942,443 (Cost: $923,959)	$923,959	923,959
GOVERNMENT AND AGENCY SECURITIES — 0.8%
United States Treasury Floating Rate Note, 0.084%, due 04/30/16 (d) (Cost $250,000)	250,000	250,048
Total Government and Agency Securities (Cost $250,000)		250,048
COMMERCIAL PAPER — 0.8%
J.P. Morgan Securities LLC, 144A, 0.27% - 0.40%, due 09/17/15 - 12/08/15 (e) (f) (Cost $249,709)	250,000	249,751
U.S. GOVERNMENT BILLS — 0.3%
United States Treasury Bill, 0.11%, due 09/10/15 (e) (Cost $99,979)	100,000	100,003
TOTAL SHORT TERM INVESTMENTS — 5.0% (Cost $1,523,647)		1,523,761
TOTAL INVESTMENTS — 100.1% (Cost $28,640,228)		30,225,173
Foreign Currencies (Cost $2) — 0.0% (g)		2
Liabilities In Excess of Other Assets — (0.1)%		(38,812)
TOTAL NET ASSETS — 100.0%		$30,186,363

(a)	Non-income producing security

(b)	See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.
(c)	Sponsored American Depositary Receipt
(d)	Floating Rate Note. Rate shown is as of June 30, 2015.
(e)	The rate shown represents the annualized yield at the time of purchase; not a coupon rate.
(f)	See Note 1 in the Notes to Schedules of Investments regarding restricted securities. These securities may be resold subject to restrictions on resale under federal securities law.
(g)	Amount rounds to less than 0.1%.

OAKMARK INTERNATIONAL SMALL CAP FUND

Global Diversification —June 30, 2015 (Unaudited)

			% of Equity Investments
Europe 64.4%
		Switzerland	18.2%
		United Kingdom	17.6%
	*	Italy	5.6%
	*	France	4.9%
	*	Finland	4.8%
	*	Germany	4.4%
	*	Netherlands	3.1%
		Norway	2.3%
		Denmark	1.5%
	*	Greece	1.0%
	*	Spain	1.0%
Asia 20.9%
		Japan	10.7%
		South Korea	6.0%
		Hong Kong	3.8%
		China	0.4%
Australasia 11.1%
		Australia	10.4%
		New Zealand	0.7%
Latin America 1.9%
		Brazil	1.9%
Middle East 1.2%
		Israel	1.2%
North America 0.5%
		Canada	0.5%

*       Euro currency countries comprise 24.8% of equity investments.

Oakmark International Small Cap Fund	June 30, 2015 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 92.6%
INDUSTRIALS — 38.4%
CAPITAL GOODS — 20.4%
Konecranes OYJ (Finland) (b)	3,153	$91,836
Industrial Machinery
Sulzer AG (Switzerland)	888	91,353
Industrial Machinery
MTU Aero Engines AG (Germany)	960	90,307
Aerospace & Defense
Bucher Industries AG (Switzerland)	308	76,506
Construction Machinery & Heavy Trucks
Morgan Advanced Materials PLC (UK) (b)	13,243	67,916
Industrial Machinery
Saft Groupe SA (France) (b)	1,416	55,268
Electrical Components & Equipment
Travis Perkins PLC (UK)	1,567	51,948
Trading Companies & Distributors
Outotec OYJ (Finland) (c)	7,789	50,150
Construction & Engineering
Prysmian SpA (Italy)	1,597	34,507
Electrical Components & Equipment
Rheinmetall AG (Germany)	419	21,267
Industrial Conglomerates
Wajax Corp. (Canada) (b)	953	16,447
Trading Companies & Distributors
		647,505
COMMERCIAL & PROFESSIONAL SERVICES — 13.1%
Michael Page International PLC (UK)	7,538	64,551
Human Resource & Employment Services
Transpacific Industries Group, Ltd. (Australia) (b)	95,456	56,710
Environmental & Facilities Services
gategroup Holding AG (Switzerland) (b)	1,661	52,414
Diversified Support Services
Mitie Group PLC (UK)	10,302	50,987
Environmental & Facilities Services
Kaba Holding AG (Switzerland)	85	50,754
Security & Alarm Services
Randstad Holding N.V. (Netherlands)	648	42,176
Human Resource & Employment Services
SThree PLC (UK) (b)	6,359	37,420
Human Resource & Employment Services
Brunel International N.V. (Netherlands)	1,691	33,552
Human Resource & Employment Services
Applus Services SA (Spain) (a)	2,355	27,806
Research & Consulting Services
ALS, Ltd. (Australia)	299	1,351
Research & Consulting Services
		417,721
TRANSPORTATION — 4.9%
Panalpina Welttransport Holding AG (Switzerland)	639	80,711
Air Freight & Logistics
DSV AS (Denmark)	1,330	43,072
Trucking
Freightways, Ltd. (New Zealand)	5,285	20,771
Air Freight & Logistics
BBA Aviation PLC (UK)	2,598	12,314
Airport Services
		156,868
		1,222,094
FINANCIALS — 16.8%
DIVERSIFIED FINANCIALS — 7.0%
Julius Baer Group, Ltd. (Switzerland)	2,381	133,584
Asset Management & Custody Banks
EFG International AG (Switzerland)	3,643	51,632
Asset Management & Custody Banks
Ichiyoshi Securities Co., Ltd. (Japan)	2,082	20,346
Investment Banking & Brokerage
MLP AG (Germany)	4,568	19,147
Asset Management & Custody Banks
		224,709
BANKS — 5.6%
BNK Financial Group, Inc. (South Korea)	7,576	96,440
Regional Banks
DGB Financial Group, Inc. (South Korea)	7,741	81,192
Regional Banks
		177,632
REAL ESTATE — 4.2%
Countrywide PLC (UK)	7,690	68,627
Diversified Real Estate Activities
LSL Property Services PLC (UK) (b)	10,416	63,827
Real Estate Services
		132,454
		534,795
INFORMATION TECHNOLOGY — 14.6%
SOFTWARE & SERVICES — 7.5%
Atea ASA (Norway) (b)	7,561	67,502
IT Consulting & Other Services
Totvs SA (Brazil)	4,511	56,584
Systems Software
Altran Technologies SA (France)	4,240	45,535
IT Consulting & Other Services
Alten, Ltd. (France)	933	43,339
IT Consulting & Other Services
Capcom Co., Ltd. (Japan)	1,382	26,782
Home Entertainment Software
		239,742
TECHNOLOGY HARDWARE & EQUIPMENT — 7.1%
Hirose Electric Co., Ltd. (Japan)	620	88,778
Electronic Components
Premier Farnell PLC (UK) (b)	25,092	68,168
Technology Distributors
Orbotech, Ltd. (Israel) (a) (b)	1,692	35,186
Electronic Equipment & Instruments

	Shares	Value
Common Stocks — 92.6% (cont.)
Information Technology — 14.6% (cont.)
Technology Hardware & Equipment — 7.1% (cont.)
Electrocomponents PLC (UK)	9,714	$32,327
Technology Distributors
		224,459
		464,201
CONSUMER STAPLES — 8.1%
FOOD, BEVERAGE & TOBACCO — 4.6%
Davide Campari-Milano SPA (Italy)	9,852	74,961
Distillers & Vintners
Treasury Wine Estates, Ltd. (Australia)	18,419	70,915
Distillers & Vintners
		145,876
FOOD & STAPLES RETAILING — 3.5%
Sugi Holdings Co., Ltd. (Japan)	1,737	88,690
Drug Retail
Sundrug Co., Ltd. (Japan)	392	23,374
Drug Retail
		112,064
		257,940
CONSUMER DISCRETIONARY — 6.2%
MEDIA — 2.1%
Hakuhodo DY Holdings, Inc. (Japan)	4,223	45,234
Advertising
Asatsu-DK, Inc. (Japan)	917	21,712
Advertising
		66,946
CONSUMER SERVICES — 2.1%
Melco International Development, Ltd. (Hong Kong)	46,994	66,566
Casinos & Gaming
RETAILING — 2.0%
Hengdeli Holdings, Ltd. (Hong Kong) (b)	225,349	45,351
Specialty Stores
China ZhengTong Auto Services Holdings, Ltd. (China)	17,946	11,692
Automotive Retail
Myer Holdings, Ltd. (Australia)	7,233	6,836
Department Stores
		63,879
		197,391
MATERIALS — 4.2%
Incitec Pivot, Ltd. (Australia)	35,121	104,325
Diversified Chemicals
Titan Cement Co. SA (Greece) (d)	1,468	29,767
Construction Materials
		134,092
HEALTH CARE — 3.8%
HEALTH CARE EQUIPMENT & SERVICES — 3.8%
Primary Health Care, Ltd. (Australia)	16,805	65,349
Health Care Services
Amplifon S.p.A. (Italy)	7,084	55,162
Health Care Distributors
		120,511
ENERGY — 0.5%
Fugro NV (Netherlands) (a)	769	16,866
Oil & Gas Equipment & Services
TOTAL COMMON STOCKS — 92.6% (Cost $2,758,475)		2,947,890

	Par Value	Value
SHORT TERM INVESTMENTS— 7.1%
REPURCHASE AGREEMENT — 7.1%
Fixed Income Clearing Corp. Repurchase Agreement, 0.01% dated 06/30/15 due 07/01/15, repurchase price $225,833, collateralized by a Federal Home Loan Bank Bond, 2.960%, due 02/07/28, value plus accrued interest of $953, by a United States Treasury Note, 2.125%, due 12/31/21, value plus accrued interest of $229,405 (Cost: $225,833)	$225,833	225,833
TOTAL SHORT TERM INVESTMENTS — 7.1% (Cost $225,833)		225,833
TOTAL INVESTMENTS — 99.7% (Cost $2,984,308)		3,173,723
Foreign Currencies (Cost $5) — 0.0% (e)		5
Other Assets In Excess of Liabilities — 0.3%		10,933
TOTAL NET ASSETS — 100.0%		$3,184,661

(a)	Non-income producing security
(b)	See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.
(c)	A portion of the security out on loan.
(d)	Fair value is determined in good faith in accordance with procedures established by the Board of Trustees.
(e)	Amount rounds to less than 0.1%.

THE OAKMARK FUNDS

Notes to Schedules of Investments (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

Organization

Harris Associates Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust on February 1, 1991 and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies. The Trust consists of the following series (each individually referred to as “a Fund” or collectively as “the Funds”): Oakmark Fund (“Oakmark”), Oakmark Select Fund (“Select”), Oakmark Equity and Income Fund (“Equity and Income”), Oakmark Global Fund (“Global”), Oakmark Global Select Fund (“Global Select”), Oakmark International Fund (“International”), and Oakmark International Small Cap Fund (“Int’l Small Cap”).  Each Fund, other than Select and Global Select, is diversified in accordance with the 1940 Act.

Security valuation

The Funds’ share prices or net asset values (“NAVs”) are calculated as of the close of regular session trading (usually 4:00 pm Eastern time) on the New York Stock Exchange (“NYSE”) on any day on which the NYSE is open for trading.  Equity securities principally traded on securities exchanges in the United States and over-the-counter securities are valued at the last sales price or the official closing price on the day of valuation, or lacking any reported sales that day, at the most recent bid quotation.  Securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price (“NOCP”), or lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market System.  Equity securities principally traded on securities exchanges outside the United States are valued, depending on local convention or regulation, at the last sales price, the last bid or asked price, the mean between the last bid and asked prices, or the official closing price, or are based on a pricing composite as of the close of the regular trading hours on the appropriate exchange or other designated time. Each long-term debt instrument is valued at the latest bid quotation or an evaluated price provided by an independent pricing service. The pricing service may use standard inputs such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications.  For certain security types additional inputs may be used or some of the standard inputs may not be applicable.  Additionally, the pricing service monitors market indicators and industry and economic events, which may serve as a trigger to gather and possibly use additional market data. Each short-term debt instrument (i.e., debt instruments whose maturities or expiration dates at the time of acquisition are one year or less) or money market instrument maturing in 61 days or more from the date of valuation is valued at the latest bid quotation or an evaluated price provided by an independent pricing service. Each short-term instrument maturing in 60 days or less from the date of valuation is valued at amortized cost, which approximates market value. Options are valued at the last reported sales price on the day of valuation or, lacking any reported sale price on the valuation date, at the mean of the most recent bid and asked quotations or, if the mean is not available, at the most recent bid quotation.

Securities for which quotations are not readily available or securities that may have been affected by a significant event occurring between the close of a foreign market and the close of the NYSE are valued at fair value, determined by or under the direction of the pricing committee authorized by the Board of Trustees.  A significant event may include the performance of U.S. markets since the close of foreign markets.  The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign securities in order to adjust local closing prices for information or events that may occur between the close of certain foreign exchanges and the close of the NYSE.

Fair value measurement

Various inputs are used in determining the value of each Fund’s investments. These inputs are prioritized into three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, and others)

Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources, and unobservable inputs reflect the Adviser’s own assumptions based on the best information available.  The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The Funds recognize transfers between the three levels as of the end of the reporting period. At June 30, 2015, a security held in Int’l Small Cap with a market value of $29,767,204 was transferred from level 1 to level 3. This transfer was due to the security being valued at a fair value using significant unobservable inputs on June 30, 2015.

The following is a summary of the inputs used as of June 30, 2015 in valuing each Fund’s assets and liabilities. Except for the industries or investment types separately stated below, the total amounts for common stocks, fixed-income and short-term investments in the table below are presented by industry or investment type in each Fund’s Schedule of Investments. Information on forward foreign currency contracts is presented by contract in the notes following the below summary:

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Oakmark
Common Stocks	16,863,617	0	0
Short Term Investments	$0	$1,169,061	$0
Total	$16,863,617	$1,169,061	$0

Select
Common Stocks	$6,028,409	$0	$0
Convertible Bond	0	32,513	0
Short Term Investments	0	228,928	0
Total	$6,028,409	$261,441	$0

Equity and Income
Common Stocks	$12,801,168	$0	$0
Government and Agency Securities	0	1,584,610	0
Corporate Bonds	0	1,450,794	0
Asset Backed Securities	0	11,487	0
Short Term Investments	0	4,428,930	0
Total	$12,801,168	$7,475,821	$0

Global
Common Stocks	$3,412,773	$0	$0
Short Term Investments	0	75,434	0
Forward Foreign Currency Contracts - Assets	0	3,203	0
Forward Foreign Currency Contracts - Liabilities	0	(6,029)	0
Total	$3,412,773	$72,608	$0

Global Select
Common Stocks	$2,041,445	$0	$0
Short Term Investments	0	102,558	0
Forward Foreign Currency Contracts - Assets	0	1,662	0
Forward Foreign Currency Contracts - Liabilities	0	(2,539)	0
Total	$2,041,445	$101,681	$0

International
Common Stocks	$28,701,412	$0	$0
Short Term Investments	0	1,523,761	0
Forward Foreign Currency Contracts - Assets	0	23,967	0
Forward Foreign Currency Contracts - Liabilities	0	(46,623)	0
Total	$28,701,412	$1,501,105	$0

Int’l Small Cap
Common Stocks — Materials	$0	$0	$29,767
Common Stocks — All Other	2,918,123	0	0
Short Term Investments	0	225,833	0
Forward Foreign Currency Contracts - Assets	0	2,219	0
Forward Foreign Currency Contracts - Liabilities	0	(4,939)	0
Total	$2,918,123	$223,113	$29,767

The following table for the Int’l Small Cap Fund includes the roll-forward of the amounts for the period ended June 30, 2015 for long-term investments classified within level 3.

Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of June 30, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Held at June 30, 2015
Equities
Common Stocks

Materials	$0	$0	$0	$0	$0	$0	$29,767	$0	$29,767	$0

Total	$0	$0	$0	$0	$0	$0	$29,767	$0	$29,767	$0

Foreign currency translations

Certain Funds invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer, or independent pricing service on the day of valuation.  Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.

Forward foreign currency contracts

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price.  The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging.  The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk.  The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values.  Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates.  Unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the end of the period.

At June 30, 2015 Global, Global Select, International, and Int’l Small Cap held forward foreign currency contracts, which are considered derivative instruments, each of whose counterparty is State Street Bank and Trust Company (“State Street”), as follows (in thousands):

Global

	Local Contract Amount	Settlement Date	Valuation at 6/30/15	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Australian Dollar	23,389	03/16/16	$17,805	$(79)
Swiss Franc	209,241	09/16/15	224,495	(2,747)
			$242,300	$(2,826)

During the period ended June 30, 2015 the notional value of forward foreign currency contracts opened for Global were $239,474 and the notional value of settled contracts was $204,561 (in thousands).

Global Select

	Local Contract Amount	Settlement Date	Valuation at 6/30/15	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Swiss Franc	93,448	09/16/15	$100,261	$(877)
			$100,261	$(877)

During the period ended June 30, 2015 the notional value of forward foreign currency contracts opened for Global Select were $123,928 and the notional value of settled contracts was $82,781 (in thousands).

International

	Local Contract Amount	Settlement Date	Valuation at 6/30/15	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Australian Dollar	236,628	03/16/16	$180,130	$(799)
Swiss Franc	1,601,700	09/16/15	1,718,468	(21,857)
			$1,898,598	$(22,656)

During the period ended June 30, 2015 the notional value of forward foreign currency contracts opened for International were $1,875,941 and the notional value of settled contracts was $2,387,511 (in thousands).

Int’l Small Cap

	Local Contract Amount	Settlement Date	Valuation at 6/30/15	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Australian Dollar	69,609	03/16/16	$52,989	$(235)
Norwegian Krone	66,514	12/16/15	8,455	(331)
Swiss Franc	151,885	09/16/15	162,958	(2,154)
			$224,402	$(2,720)

During the period ended June 30, 2015 the notional value of forward foreign currency contracts opened for Int’l Small Cap were $232,740 and the notional value of settled contracts was $303,357 (in thousands).

Short sales

Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of the short sale. Each Fund may sell shares of when-issued securities. Typically, a Fund sells when-issued securities when a company announces a spin-off or re-organization, and the post-spin-off or post-re-organization shares begin trading on a when-issued basis prior to the effective date of the corporate action. A sale of a when-issued security is treated as a short sale for accounting purposes. After the effective date, when shares of the new company are received, any shares sold on a when-issued basis will be delivered to the counterparty. At June 30, 2015 none of the Funds had short sales.

When-issued or delayed-delivery securities

Each Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Adviser deems it advisable for investment reasons. At June 30, 2015 none of the Funds held when-issued securities.

Accounting for options

When a Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss.  If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. As the writer of a covered call option on a security, a Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current fair value. Options written by the Fund do not give rise to counterparty credit risk, as they obligate the Fund, not its counterparties, to perform.

When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current fair value of the option purchased.  Purchasing call options tends to increase the Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument.  Premiums paid for purchasing options that expire are treated as realized losses.  Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.  The risks associated with purchasing put and call options are potential loss of the premium paid and, in the instances of OTC derivatives, the failure of the counterparty to honor its obligation under the contract.

The Funds did not write or purchase options during the period ended June 30, 2015.

Repurchase agreements

Each Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price.

The Funds’ custodian receives delivery of the underlying securities collateralizing repurchase agreements.  It is the Funds’ policy that the value of the collateral be at least equal to 102% of the repurchase price, including interest. Harris Associates L.P. (the “Adviser”) is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest.  Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. At June 30, 2015 all of the Funds held repurchase agreements.

Security lending

Each Fund, except Oakmark, may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash, cash equivalents or U.S. Treasuries maintained on a current basis in an amount at least equal to the fair value of the securities loaned by the Fund. Collateral is marked to market and monitored daily. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund has the right to call the loan and attempt to obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto, and the Fund could experience subnormal levels of income or lack of access to income during that period.

At June 30, 2015 Int’l Small Cap had securities on loan with a value of $1,193,351 and held as collateral for the loans U.S. Treasury securities with a value of $1,260,061.

Restricted securities

Each Fund may invest in restricted securities, which generally are considered illiquid, but such illiquid securities may not comprise more than 15% of the value of a Fund’s net assets at the time of investment. The following investments, the sales of which are subject to restrictions on resale under federal securities laws, have been valued in good faith according to the securities valuation procedures established by the Board of Trustees (as stated in the Security valuation section) since their acquisition dates.

At June 30, 2015 Equity and Income and International held the following restricted securities:

Equity and Income

Par Value (000)	Security Name	Acquisition Date	Carrying Value	Original Cost	Value (000)	Percentage of Net Assets

$29,500	1011778 BC ULC / New Red Finance Inc., 144A, 6.00%, due 04/01/22	09/24/14	$102.7500	$100.0000	$30,311	0.15%

9,785	Activision Blizzard, Inc., 144A, 5.625%, due 09/15/21	04/15/14	104.7500	106.6250	10,250	0.05%

4,325	Activision Blizzard, Inc., 144A, 5.625%, due 09/15/21	04/14/14	104.7500	106.6250	4,530	0.02%

2,925	Activision Blizzard, Inc., 144A, 5.625%, due 09/15/21	01/31/14	104.7500	103.7500	3,064	0.02%

1,950	Activision Blizzard, Inc., 144A, 5.625%, due 09/15/21	01/31/14	104.7500	103.7500	2,043	0.01%

1,000	Activision Blizzard, Inc., 144A, 5.625%, due 09/15/21	09/12/13	104.7500	100.0000	1,047	0.01%

980	Activision Blizzard, Inc., 144A, 5.625%, due 09/15/21	04/25/14	104.7500	106.6250	1,027	0.01%

2,695	Activision Blizzard, Inc., 144A, 6.125%, due 09/15/23	04/09/14	107.2500	109.0000	2,890	0.02%

2,505	Activision Blizzard, Inc., 144A, 6.125%, due 09/15/23	02/06/14	107.2500	104.7500	2,687	0.01%

2,000	Activision Blizzard, Inc., 144A, 6.125%, due 09/15/23	09/17/13	107.2500	101.6250	2,145	0.01%

1,970	Activision Blizzard, Inc., 144A, 6.125%, due 09/15/23	04/15/14	107.2500	108.7500	2,113	0.01%

1,970	Activision Blizzard, Inc., 144A, 6.125%, due 09/15/23	04/11/14	107.2500	108.7500	2,113	0.01%

1,000	Activision Blizzard, Inc., 144A, 6.125%, due 09/15/23	09/12/13	107.2500	100.0000	1,072	0.01%

980	Activision Blizzard, Inc., 144A, 6.125%, due 09/15/23	04/25/14	107.2500	108.6250	1,051	0.01%

495	Activision Blizzard, Inc., 144A, 6.125%, due 09/15/23	04/11/14	107.2500	108.7500	531	0.00%*

25,000	Anthem, Inc., 144A, 0.31%, due 07/01/15	04/09/15	100.0000	99.9285	25,000	0.13%

25,000	Anthem, Inc., 144A, 0.31%, due 07/02/15	04/09/15	99.9991	99.9277	25,000	0.13%

25,000	Anthem, Inc., 144A, 0.36%, due 07/10/15	04/15/15	99.9913	99.9164	24,998	0.13%

25,000	Anthem, Inc., 144A, 0.23%, due 08/14/15	06/15/15	99.9719	99.9617	24,993	0.13%

50,000	BMW US Capital LLC, 144A, 0.12%, due 07/27/15	05/21/15	99.9913	99.9777	49,996	0.25%

50,000	BMW US Capital LLC, 144A, 0.14%, due 08/18/15	05/20/15	99.9813	99.9650	49,991	0.25%

50,000	BMW US Capital LLC, 144A, 0.14%, due 08/19/15	05/21/15	99.9809	99.9650	49,991	0.25%

50,000	BMW US Capital LLC, 144A, 0.14%, due 08/20/15	05/20/15	99.9806	99.9642	49,990	0.25%

45,000	BMW US Capital LLC, 144A, 0.13%, due 07/16/15	05/14/15	99.9946	99.9773	44,998	0.22%

43,000	BMW US Capital LLC, 144A, 0.12%, due 08/13/15	06/19/15	99.9857	99.9817	42,994	0.21%

40,000	BMW US Capital LLC, 144A, 0.12%, due 07/13/15	05/13/15	99.9960	99.9797	39,998	0.20%

40,000	BMW US Capital LLC, 144A, 0.14%, due 09/28/15	06/30/15	99.9400	99.9650	39,976	0.20%

35,000	BMW US Capital LLC, 144A, 0.14%, due 09/09/15	06/08/15	99.9576	99.9638	34,985	0.17%

28,000	BMW US Capital LLC, 144A, 0.12%, due 07/17/15	05/21/15	99.9947	99.9810	27,999	0.14%

19,000	BMW US Capital LLC, 144A, 0.13%, due 07/20/15	05/20/15	99.9931	99.9780	18,999	0.10%

16,000	BMW US Capital LLC, 144A, 0.12%, due 07/13/15	05/12/15	99.9960	99.9797	15,999	0.08%

10,000	BMW US Capital LLC, 144A, 0.13%, due 07/21/15	05/21/15	99.9928	99.9780	9,999	0.05%

26,250	BP Capital Markets PLC, 144A, 0.60%, due 10/16/15	02/05/15	99.9364	99.5854	26,233	0.13%

14,500	BP Capital Markets PLC, 144A, 0.63%, due 11/02/15	02/11/15	99.9174	99.5453	14,488	0.07%

11,450	Cabela’s Master Credit Card Trust, 144A, 0.736%, due 10/15/19	10/20/11	100.3202	100.0000	11,487	0.06%

30,000	Credit Suisse Group AG, 144A, 7.50% **	12/04/13	104.1200	100.0000	31,236	0.16%

7,000	Credit Suisse Group AG, 144A, 6.25% **	06/11/14	95.8750	100.0000	6,711	0.03%

2,950	Family Tree Escrow LLC, 144A, 5.75%, due 03/01/23	02/06/15	104.5000	100.0000	3,083	0.02%

1,000	Family Tree Escrow LLC, 144A, 5.25%, due 03/01/20	02/06/15	104.6250	100.0000	1,046	0.01%

30,000	General Mills, Inc., 144A, 0.21%, due 07/10/15	06/24/15	99.9948	99.9907	29,998	0.15%

25,000	General Mills, Inc., 144A,	06/18/15	100.0000	99.9924	25,000	0.13%

	0.21%, due 07/01/15

25,000	General Mills, Inc., 144A, 0.21%, due 07/09/15	06/26/15	99.9953	99.9924	24,999	0.13%

20,000	General Mills, Inc., 144A, 0.21%, due 07/09/15	06/26/15	99.9953	99.9924	19,999	0.10%

15,000	General Mills, Inc., 144A, 0.20%, due 07/10/15	06/30/15	99.9933	99.9944	14,999	0.07%

7,000	General Mills, Inc., 144A, 0.24%, due 07/06/15	06/23/15	99.9967	99.9913	7,000	0.04%

8,060	Glencore Funding LLC, 144A, 1.70%, due 05/27/16	01/15/15	100.1124	100.0790	8,069	0.04%

2,890	Glencore Finance Canada, Ltd., 144A, 3.60%, due 01/15/17	06/02/15	102.6424	102.9070	2,967	0.01%

2,700	Glencore Finance Canada, Ltd., 144A, 3.60%, due 01/15/17	06/01/15	102.6424	103.0510	2,771	0.01%

10,000	Howard Hughes Corp., 144A, 6.875%, due 10/01/21	09/27/13	106.0000	100.0000	10,600	0.05%

14,800	International Game Technology PLC, 144A, 6.25%, due 02/15/22	02/09/15	95.5000	100.0000	14,134	0.05%

14,800	International Game Technology PLC, 144A, 6.50%, due 02/15/25	02/09/15	92.5000	100.0000	13,690	0.07%

9,800	International Game Technology PLC, 144A, 5.625%, due 02/15/20	02/09/15	97.7500	100.0000	9,579	0.07%

50,000	J.P. Morgan Securities LLC, 144A, 0.32%, due 11/02/15	05/04/15	99.9010	99.8382	49,951	0.25%

50,000	J.P. Morgan Securities LLC, 144A, 0.32%, due 11/04/15	05/04/15	99.8988	99.8364	49,949	0.25%

50,000	John Deere Capital Co., 144A, 0.12%, due 07/22/15	06/18/15	99.9930	99.9887	49,997	0.25%

50,000	John Deere Capital Co., 144A, 0.11%, due 07/24/15	06/11/15	99.9930	99.9869	49,996	0.25%

50,000	Kellogg Co., 144A, 0.35%, due 07/21/15	06/11/15	99.9806	99.9650	49,990	0.25%

40,000	Kellogg Co., 144A, 0.30%, due 07/06/15	06/12/15	99.9958	99.9825	39,998	0.20%

30,000	Kellogg Co., 144A, 0.35%, due 07/07/15	06/03/15	99.9942	99.9679	29,998	0.15%

25,000	Kellogg Co., 144A, 0.35%, due 07/06/15	06/08/15	99.9951	99.9728	24,999	0.12%

25,000	Kellogg Co., 144A, 0.35%,	06/15/15	99.9883	99.9728	24,997	0.12%

	due 07/13/15

10,000	Kellogg Co., 144A, 0.39%, due 07/14/15	06/09/15	99.9863	99.9631	9,999	0.05%

8,000	Kellogg Co., 144A, 0.37%, due 07/20/15	06/23/15	99.9810	99.9730	7,998	0.04%

3,945	Level 3 Financing Inc, 144A, 5.125%, due 05/01/23	04/16/15	97.5000	100.1250	3,847	0.02%

2,950	Level 3 Financing Inc, 144A, 5.125%, due 05/01/23	04/17/15	97.5000	100.0000	2,876	0.01%

3,945	Level 3 Financing Inc, 144A, 5.375%, due 05/01/25	04/16/15	96.3750	100.1250	3,802	0.02%

2,950	Level 3 Financing Inc, 144A, 5.375%, due 05/01/25	04/17/15	96.3750	100.0000	2,843	0.01%

12,509	Live Nation Entertainment, Inc., 144A, 7.00%, due 09/01/20	09/09/14	106.2500	107.5000	13,291	0.07%

9,605	Live Nation Entertainment, Inc., 144A, 7.00%, due 09/01/20	08/15/12	106.2500	100.0000	10,205	0.05%

5,076	Live Nation Entertainment, Inc., 144A, 7.00%, due 09/01/20	05/16/14	106.2500	109.1250	5,393	0.03%

830	Live Nation Entertainment, Inc., 144A, 7.00%, due 09/01/20	01/22/15	106.2500	106.5000	882	0.00%*

600	Live Nation Entertainment, Inc., 144A, 7.00%, due 09/01/20	10/24/14	106.2500	106.5000	638	0.00%*

310	Live Nation Entertainment, Inc., 144A, 7.00%, due 09/01/20	10/30/14	106.2500	106.5000	329	0.00%*

2,000	Live Nation Entertainment, Inc., 144A, 5.375%, due 06/15/22	05/19/14	100.0000	100.0000	2,000	0.01%

3,935	McGraw Hill Financial Inc, 144A, 4.00%, due 06/15/25	05/20/15	99.9011	99.2540	3,931	0.02%

3,385	McGraw Hill Financial Inc, 144A, 4.00%, due 06/15/25	06/09/15	99.9011	99.3600	3,382	0.02%

14,750	Medtronic Inc., 144A, 3.15%, due 03/15/22	12/01/14	100.4480	99.7910	14,816	0.07%

2,950	Medtronic Inc., 144A, 1.50%, due 03/15/18	12/01/14	99.7738	99.7120	2,943	0.01%

50,000	MetLife Short Term Funding LLC, 144A, 0.13%, due 07/29/15	06/19/15	99.9899	99.9856	49,995	0.25%

50,000	MetLife Short Term Funding LLC, 144A, 0.14%, due	06/25/15	99.9844	99.9821	49,992	0.25%

	08/10/15

40,000	MetLife Short Term Funding LLC, 144A, 0.13%, due 08/03/15	06/24/15	99.9881	99.9856	39,995	0.20%

33,000	MetLife Short Term Funding LLC, 144A, 0.13%, due 07/06/15	05/28/15	99.9982	99.9859	32,999	0.16%

30,000	MetLife Short Term Funding LLC, 144A, 0.14%, due 07/08/15	05/21/15	99.9973	99.9813	29,999	0.15%

30,000	MetLife Short Term Funding LLC, 144A, 0.13%, due 07/17/15	06/04/15	99.9942	99.9845	29,998	0.15%

30,000	MetLife Short Term Funding LLC, 144A, 0.13%, due 07/23/15	06/10/15	99.9921	99.9845	29,998	0.15%

29,000	MetLife Short Term Funding LLC, 144A, 0.14%, due 07/07/15	05/19/15	99.9977	99.9809	28,999	0.14%

28,000	MetLife Short Term Funding LLC, 144A, 0.14%, due 07/28/15	06/09/15	99.9895	99.9809	27,997	0.14%

25,000	MetLife Short Term Funding LLC, 144A, 0.13%, due 08/04/15	06/29/15	99.9877	99.9870	24,997	0.12%

24,000	MetLife Short Term Funding LLC, 144A, 0.17%, due 09/24/15	06/26/15	99.9467	99.9575	23,987	0.12%

22,076	MetLife Short Term Funding LLC, 144A, 0.14%, due 07/01/15	05/11/15	100.0000	99.9802	22,076	0.11%

21,000	MetLife Short Term Funding LLC, 144A, 0.14%, due 07/22/15	06/05/15	99.9918	99.9817	20,998	0.10%

17,000	Metlife Short Term Funding LLC, 144A, 0.13%, due 07/07/15	05/28/15	99.9978	99.9856	17,000	0.08%

16,000	MetLife Short Term Funding LLC, 144A, 0.13%, due 07/17/15	06/02/15	99.9942	99.9838	15,999	0.08%

16,000	MetLife Short Term Funding LLC, 144A, 0.15%, due 07/27/15	05/15/15	99.9892	99.9696	15,998	0.08%

15,000	Metlife Short Term Funding LLC, 144A, 0.13%, due 07/24/15	06/16/15	99.9917	99.9863	14,999	0.07%

15,000	MetLife Short Term Funding LLC, 144A, 0.19%, due 09/14/15	06/11/15	99.9563	99.9504	14,993	0.07%

9,000	MetLife Short Term Funding LLC, 144A, 0.14%, due 07/02/15	05/21/15	99.9996	99.9837	9,000	0.04%

4,920	Penske Truck Leasing Co., LP / PTL Finance Corp, 144A, 3.75%, due 05/11/17	06/16/15	103.4613	103.7490	5,090	0.03%

50,000	Philip Morris International, Inc., 144A, 0.10%, due 07/20/15	06/22/15	99.9947	99.9922	49,997	0.25%

50,000	Philip Morris International, Inc., 144A, 0.12%, due 09/01/15	06/23/15	99.9643	99.9767	49,982	0.25%

50,000	Philip Morris International, Inc., 144A, 0.21%, due 09/21/15	06/26/15	99.9467	99.9710	49,973	0.25%

25,000	Philip Morris International, Inc., 144A, 0.12%, due 09/22/15	06/29/15	99.9459	99.9717	24,986	0.12%

24,000	Philip Morris International, Inc., 144A, 0.12%, due 09/23/15	06/29/15	99.9450	99.9713	23,987	0.12%

1,000	Post Holdings, Inc., 144A, 6.75%, due 12/01/21	03/12/14	100.0000	105.7500	1,000	0.00%*

2,000	Quiksilver, Inc. / QS Wholesale, Inc., 144A, 7.875%, due 08/01/18	07/11/13	85.5000	99.4830	1,710	0.01%

1,945	Quiksilver, Inc. / QS Wholesale, Inc., 144A, 7.875%, due 08/01/18	04/10/14	85.5000	109.0000	1,663	0.01%

1,745	Quiksilver, Inc. / QS Wholesale, Inc., 144A, 7.875%, due 08/01/18	04/14/14	85.5000	108.7500	1,492	0.01%

980	Quiksilver, Inc. / QS Wholesale, Inc., 144A, 7.875%, due 08/01/18	04/15/14	85.5000	108.7500	838	0.00%*

980	Quiksilver, Inc. / QS Wholesale, Inc., 144A, 7.875%, due 08/01/18	05/27/14	85.5000	108.6250	838	0.00%*

980	Quiksilver, Inc. / QS Wholesale, Inc., 144A, 7.875%, due 08/01/18	05/13/14	85.5000	108.7500	838	0.00%*

6,885	Scientific Games International, Inc., 144A, 7.00%, due 01/01/22	11/14/14	103.2500	100.0000	7,109	0.04%

2,725	Serta Simmons Holdings LLC, 144A, 8.125%, due 10/01/20	09/27/12	105.5000	99.8750	2,875	0.01%

2,265	Serta Simmons Holdings LLC, 144A, 8.125%, due	09/26/12	105.5000	99.0000	2,389	0.01%

	10/01/20

3,665	Sirius XM Radio Inc, 144A, 5.25%, due 08/15/22	03/26/15	104.5000	106.2500	3,830	0.02%

2,775	Sirius XM Radio Inc, 144A, 5.25%, due 08/15/22	03/13/15	104.5000	106.2500	2,900	0.01%

2,455	Sirius XM Radio Inc, 144A, 5.25%, due 08/15/22	03/04/15	104.5000	106.6250	2,565	0.01%

6,820	Six Flags Entertainment Corp., 144A, 5.25%, due 01/15/21	12/11/12	102.2500	100.0000	6,973	0.03%

3,150	Six Flags Entertainment Corp., 144A, 5.25%, due 01/15/21	12/11/12	102.2500	101.0000	3,221	0.02%

1,000	Tribune Media Co., 144A, 5.875%, due 07/15/22	06/17/15	100.7500	100.0000	1,007	0.00%*

7,385	Ultra Petroleum Corp., 144A, 5.75%, due 12/15/18	06/24/14	96.0000	105.2500	7,090	0.04%

6,505	Ultra Petroleum Corp., 144A, 5.75%, due 12/15/18	05/28/14	96.0000	105.4000	6,245	0.03%

5,000	Ultra Petroleum Corp., 144A, 5.75%, due 12/15/18	10/28/14	96.0000	100.5000	4,800	0.02%

4,952	Ultra Petroleum Corp., 144A, 5.75%, due 12/15/18	05/27/14	96.0000	105.5000	4,754	0.02%

3,969	Ultra Petroleum Corp., 144A, 5.75%, due 12/15/18	06/25/14	96.0000	105.2500	3,810	0.02%

3,920	Ultra Petroleum Corp., 144A, 5.75%, due 12/15/18	04/11/14	96.0000	105.6250	3,763	0.02%

2,375	Ultra Petroleum Corp., 144A, 5.75%, due 12/15/18	10/28/14	96.0000	100.5000	2,280	0.01%

1,993	Ultra Petroleum Corp., 144A, 5.75%, due 12/15/18	06/26/14	96.0000	105.2500	1,913	0.01%

975	Ultra Petroleum Corp., 144A, 5.75%, due 12/15/18	04/16/14	96.0000	105.5000	936	0.00%*

735	Ultra Petroleum Corp., 144A, 5.75%, due 12/15/18	04/23/14	96.0000	105.5000	706	0.00%*

11,796	Ultra Petroleum Corp., 144A, 6.125%, due 10/01/24	09/04/14	87.7500	100.0000	10,351	0.05%

3,145	Ultra Petroleum Corp., 144A, 6.125%, due 10/01/24	10/27/14	87.7500	96.2500	2,760	0.01%

2,949	Ultra Petroleum Corp., 144A, 6.125%, due 10/01/24	09/04/14	87.7500	99.7500	2,588	0.01%

1,775	Ultra Petroleum Corp., 144A, 6.125%, due 10/01/24	10/24/14	87.7500	96.5000	1,557	0.01%

9,830	Valeant Pharmaceuticals International Inc, 144A,	03/16/15	102.2500	101.2500	10,051	0.05%

	5.625%, due 12/01/21

3,590	Valeant Pharmaceuticals International Inc, 144A, 5.625%, due 12/01/21	03/25/15	102.2500	101.1250	3,671	0.02%

2,950	Valeant Pharmaceuticals International Inc, 144A, 5.625%, due 12/01/21	03/17/15	102.2500	101.2500	3,016	0.01%

4,905	Valeant Pharmaceuticals International, 144A, 6.375%, due 10/15/20	03/16/15	105.3125	103.7500	5,166	0.03%

4,900	Valeant Pharmaceuticals International, 144A, 6.375%, due 10/15/20	03/17/15	105.3125	103.6250	5,160	0.03%

735	Valeant Pharmaceuticals International, 144A, 6.375%, due 10/15/20	04/14/15	105.3125	105.1250	774	0.00%*

1,960	Valeant Pharmaceuticals International, 144A, 6.75%, due 08/15/21	04/23/15	104.2500	105.0000	2,043	0.01%

500	Valeant Pharmaceuticals International, Inc., 144A, 5.875%, due 05/15/23	03/13/15	102.5000	100.0000	513	0.00%*

250	Valeant Pharmaceuticals International, Inc., 144A, 6.125%, due 04/15/25	03/13/15	102.8750	100.0000	257	0.00%*

9,830	Zayo Group LLC / Zayo Capital Inc, 144A, 6.00%, due 04/01/23	01/20/15	98.7700	100.0000	9,709	0.05%

4,915	Zayo Group LLC / Zayo Capital Inc, 144A, 6.00%, due 04/01/23	01/20/15	98.7700	99.7500	4,855	0.02%

					$2,223,969	11.04%

*  Amount rounds to less than 0.01%

** Security is perpetual and has no stated maturity date.

International

Par Value (000)	Security Name	Acquisition Date	Carrying Value	Original Cost	Value (000)	Percentage of Net Assets

$50,000	J.P. Morgan Securities LLC, 144A, 0.27%, due 09/17/15	05/12/15	$99.9506	$99.9040	$49,975	0.17%

50,000	J.P. Morgan Securities LLC, 144A, 0.30%, due 10/15/15	04/16/15	99.9218	99.8483	49,961	0.17%

50,000	J.P. Morgan Securities LLC, 144A, 0.36%, due 11/12/15	04/16/15	99.8894	99.7958	49,945	0.17%

50,000	J.P. Morgan Securities LLC, 144A, 0.35%, due 11/17/15	05/12/15	99.8833	99.8215	49,942	0.16%

50,000	J.P. Morgan Securities LLC, 144A, 0.40%, due 12/08/15	05/12/15	99.8564	99.7725	49,928	0.16%

					$249,751	0.83%

2. INVESTMENTS IN AFFILIATED ISSUERS

Each of the companies listed below was considered to be an affiliate of a Fund because that Fund owned 5% or more of the company’s voting securities during all or part of the period ended June 30, 2015. Purchase and sale transactions and dividend and interest income earned during the period on these securities are set forth below (in thousands):

Schedule of Transactions with Affiliated Issuers

Equity and Income

Affiliates	Shares / Par Value	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Interest Income	Value September 30, 2014	Value June 30, 2015
Foot Locker, Inc.	7,348	$0	$0	$5,070	$0	$408,933	$492,409
Foot Locker, Inc., 8.50%, due 01/15/22	4,340	0	0	0	277	5,208	5,165
TOTALS		$0	$0	$5,070	$277	$414,141	$497,574

Schedule of Transactions with Affiliated Issuers

International

Affiliates	Shares	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Value September 30, 2014	Value June 30, 2015
CNH Industrial N.V.	93,721	$0	$0	$20,158	$745,757	$854,684
Meggitt PLC (b)	35,370	44,368	79,349	5,734	287,075	259,204
Meitec Corp.	1,934	0	10,111	1,128	67,554	72,041
Orica, Ltd.	37,166	17,126	0	28,483	595,967	610,211
Schindler Holding AG (b)	1,667	80,709	144,088	7,620	263,015	272,557
SKF AB (b)	19,908	8,339	148,021	15,424	530,017	454,115
Smiths Group PLC	22,771	79,432	0	12,327	368,742	403,944
Willis Group Holdings PLC	14,917	0	14,172	13,724	630,995	699,613
TOTALS		$229,974	$395,741	$104,598	$3,489,122	$3,626,369

Schedule of Transactions with Affiliated Issuers

Int’l Small Cap

Affiliates	Shares	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Value September 30, 2014	Value June 30, 2015
Atea ASA	7,561	$5,860	$0	$6,163	$78,305	$67,502
gategroup Holding AG	1,661	3,113	5,686	738	37,905	52,414
Goodman Fielder, Ltd. (b) (c)	0	0	52,147	0	54,252	0

Hengdeli Holdings, Ltd. (b)	225,349	1,719	4,747	1,151	37,441	45,351
Konecranes OYJ (b)	3,153	37,246	34,840	3,018	80,203	91,836
LSL Property Services PLC	10,416	0	0	1,283	55,047	63,827
Morgan Advanced Materials PLC (b)	13,243	10,593	6,040	2,369	58,174	67,916
Orbotech, Ltd. (a) (b)	1,692	3,337	9,319	0	29,954	35,186
Premier Farnell PLC	25,092	8,454	0	2,302	64,247	68,168
Saft Groupe SA	1,416	1,470	9,699	1,487	54,315	55,268
SThree PLC (b)	6,359	9,467	0	1,305	26,038	37,420
Transpacific Industries Group, Ltd.	95,456	28,272	0	469	37,207	56,710
Wajax Corp.	953	11,527	0	687	12,941	16,447
TOTALS		$121,058	$122,478	$20,972	$626,029	$658,045

(a) Non-income producing security.

(b) Due to transactions during the period ended June 30, 2015, the company is no longer an affiliate.

(c) Position in issuer liquidated during the period ended June 30, 2015.

3. FEDERAL INCOME TAXES

At June 30, 2015 the cost of investments for federal income tax purposes and related composition of unrealized gains and losses for each Fund were as follows (in thousands):

Fund	Cost of Investments for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Oakmark	$13,920,784	$4,495,730	$(383,836)	$4,111,894
Select	4,923,409	1,633,746	(267,305)	1,366,441
Equity and Income	15,867,040	4,715,424	(305,475)	4,409,949
Global	2,981,125	649,831	(142,749)	507,082
Global Select	1,967,897	230,564	(54,458)	176,106
International	28,889,566	2,421,575	(1,085,968)	1,335,607
Int’l Small Cap	3,005,253	370,763	(202,293)	168,470

4.  SUBSEQUENT EVENTS

Management has evaluated the possibility of subsequent events existing in the Funds’ schedule of investments. Management has determined that there are no material events that would require disclosure in the Funds’ schedule of investments through the date of the publication of this report.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)), the “Disclosure Controls”), within 90 days prior to the filing of this report, that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in this report is recorded, processed, summarized and reported, including ensuring that information required to be disclosed in this report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harris Associates Investment Trust

By:	/s/ Kristi L. Rowsell
Kristi L. Rowsell
Principal Executive Officer
Date:	August 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi L. Rowsell
Kristi L. Rowsell
Principal Executive Officer
Date:	August 26, 2015

By:	/s/ Thomas E. Herman
Thomas E. Herman
Principal Financial Officer
Date:	August 26, 2015